DBX ETF Trust | 1
Schedule of Investments
Xtrackers Russell US Multifactor ETF
November 30, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.9%
Communication Services
— 2.9%
Alphabet, Inc., Class A
1,022 172,667
Alphabet, Inc., Class C
971 165,546
AT&T, Inc.
21,658 501,599
Charter Communications, Inc.,
Class A *
1,004 398,553
Comcast Corp., Class A
6,294 271,838
Electronic Arts, Inc.
2,234 365,639
Fox Corp., Class A
5,042 237,579
Fox Corp., Class B
2,819 126,094
Frontier Communications
Parent, Inc. *
8,928 310,784
IAC, Inc. *
355 16,802
Interpublic Group of Cos., Inc.
4,326 133,284
Liberty Broadband Corp., Class
C *
432 36,781
Liberty Global Ltd., Class A *
3,048 43,068
Liberty Global Ltd., Class C *
5,620 82,164
Liberty Media Corp.-Liberty
Formula One, Class C *
308 27,215
Live Nation Entertainment, Inc. *
895 123,734
Madison Square Garden Sports
Corp. *
251 57,717
Match Group, Inc. *
1,400 45,836
Meta Platforms, Inc., Class A
267 153,343
Netflix, Inc. *
72 63,850
New York Times Co., Class A
5,398 292,895
News Corp., Class A
7,840 230,104
News Corp., Class B
2,614 83,883
Nexstar Media Group, Inc.
1,085 185,090
Omnicom Group, Inc.
4,460 467,497
Pinterest, Inc., Class A *
786 23,832
Spotify Technology SA *
239 113,993
Take-Two Interactive Software,
Inc. *
105 19,780
T-Mobile US, Inc.
602 148,658
Trade Desk, Inc., Class A *
70 8,999
TripAdvisor, Inc. *
868 12,438
Verizon Communications, Inc.
9,962 441,715
Walt Disney Co.
524 61,554
Warner Bros Discovery, Inc. *
8,939 93,681
ZoomInfo Technologies, Inc. *
1,291 14,124
(Cost $4,344,453)
5,532,336
Consumer Discretionary
— 12.2%
Advance Auto Parts, Inc.
2,331 96,387
Airbnb, Inc., Class A *
724 98,544
Amazon.com, Inc. *
518 107,687
Amer Sports, Inc. *
1,151 30,306
Aptiv PLC *
398 22,101
Aramark
4,558 185,465
Number
of Shares Value $
AutoNation, Inc. *
215 38,461
AutoZone, Inc. *
188 595,874
Bath & Body Works, Inc.
437 15,837
Best Buy Co., Inc.
4,634 417,060
Booking Holdings, Inc.
112 582,622
BorgWarner, Inc.
6,661 228,606
Bright Horizons Family
Solutions, Inc. *
440 50,877
Brunswick Corp.
700 56,357
Burlington Stores, Inc. *
462 130,229
CarMax, Inc. *
559 46,939
Carter's, Inc.
1,879 102,537
Cava Group, Inc. *
347 48,892
Chipotle Mexican Grill, Inc. *
4,573 281,331
Choice Hotels International, Inc.
438 66,243
Churchill Downs, Inc. *
235 33,396
Columbia Sportswear Co.
2,195 191,492
Coupang, Inc. *
5,465 138,592
Crocs, Inc. *
110 11,616
D.R. Horton, Inc.
5,666 956,307
Darden Restaurants, Inc.
491 86,549
Deckers Outdoor Corp. *
1,272 249,261
Dick's Sporting Goods, Inc.
1,361 282,054
Dillard's, Inc., Class A
39 17,282
Domino's Pizza, Inc.
701 333,809
DoorDash, Inc., Class A *
542 97,820
eBay, Inc.
11,221 710,177
Expedia Group, Inc. *
2,786 514,351
Five Below, Inc. *
265 24,565
Floor & Decor Holdings, Inc.,
Class A *
1,473 165,285
Ford Motor Co.
12,065 134,283
Gap, Inc.
2,255 54,684
Garmin Ltd.
3,764 800,226
General Motors Co.
8,691 483,133
Gentex Corp.
15,146 462,862
Genuine Parts Co.
2,665 337,735
Grand Canyon Education, Inc. *
1,950 320,950
H&R Block, Inc.
9,121 540,693
Harley-Davidson, Inc.
3,304 111,114
Hasbro, Inc.
240 15,636
Hilton Worldwide Holdings, Inc.
1,539 390,044
Home Depot, Inc.
425 182,380
Hyatt Hotels Corp., Class A
384 60,649
Las Vegas Sands Corp.
675 35,815
Lear Corp.
1,077 105,374
Lennar Corp., Class A
5,209 908,398
Lennar Corp., Class B
292 48,130
LKQ Corp.
2,370 93,117
Lowe's Cos., Inc.
893 243,280
Lululemon Athletica, Inc. *
342 109,666
Macy's, Inc.
851 13,820

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Marriott International, Inc.,
Class A
948 274,057
Mattel, Inc. *
8,675 164,998
McDonald's Corp.
267 79,035
MGM Resorts International *
225 8,626
Mohawk Industries, Inc. *
554 76,912
Murphy USA, Inc.
960 525,888
Newell Brands, Inc.
8,210 78,734
NIKE, Inc., Class B
1,077 84,835
NVR, Inc. *
90 831,202
Ollie's Bargain Outlet Holdings,
Inc. *
1,424 140,905
O'Reilly Automotive, Inc. *
432 537,071
Penske Automotive Group, Inc.
158 26,313
Polaris, Inc.
161 11,109
Pool Corp.
664 250,388
PulteGroup, Inc.
8,683 1,174,549
PVH Corp.
1,321 143,157
Ralph Lauren Corp.
2,453 567,624
RH *
23 8,858
Ross Stores, Inc.
2,872 444,787
Service Corp. International
2,010 178,066
SharkNinja, Inc. *
1,002 100,751
Skechers U.S.A., Inc., Class A *
7,207 459,951
Starbucks Corp.
1,547 158,506
Tapestry, Inc.
4,392 273,534
Tempur Sealy International, Inc.
274 15,339
Texas Roadhouse, Inc.
2,083 427,577
Thor Industries, Inc.
799 89,168
TJX Cos., Inc.
4,507 566,485
Toll Brothers, Inc.
2,864 473,047
TopBuild Corp. *
459 179,304
Tractor Supply Co.
2,572 729,599
Travel + Leisure Co.
988 55,200
Ulta Beauty, Inc. *
493 190,614
Under Armour, Inc., Class A *
2,308 22,411
Under Armour, Inc., Class C *
2,986 26,187
Vail Resorts, Inc.
306 54,847
Valvoline, Inc. *
6,050 240,246
VF Corp.
1,295 26,198
Whirlpool Corp.
298 33,203
Williams-Sonoma, Inc.
2,864 492,665
Wingstop, Inc.
200 65,754
Wyndham Hotels & Resorts, Inc.
465 45,654
Wynn Resorts Ltd.
185 17,460
YETI Holdings, Inc. *
986 39,805
Yum! Brands, Inc.
1,325 184,096
(Cost $17,521,545)
23,041,615
Consumer Staples — 7.2%
Albertsons Cos., Inc., Class A
9,590 190,361
Altria Group, Inc.
17,670 1,020,266
Number
of Shares Value $
Archer-Daniels-Midland Co.
15,748 859,841
BellRing Brands, Inc. *
5,336 418,663
BJ's Wholesale Club Holdings,
Inc. *
8,661 834,054
Boston Beer Co., Inc., Class A *
127 40,162
Brown-Forman Corp., Class B
312 13,129
Bunge Global SA
3,638 326,474
Casey's General Stores, Inc.
2,432 1,023,604
Church & Dwight Co., Inc.
3,314 364,971
Clorox Co.
649 108,493
Coca-Cola Co.
961 61,581
Coca-Cola Consolidated, Inc.
338 440,850
Colgate-Palmolive Co.
5,488 530,305
Conagra Brands, Inc.
3,069 84,551
Constellation Brands, Inc., Class
A
516 124,330
Costco Wholesale Corp.
287 278,930
Dollar General Corp.
1,739 134,373
Dollar Tree, Inc. *
3,701 263,770
elf Beauty, Inc. *
78 10,103
Estee Lauder Cos., Inc., Class A
225 16,227
Flowers Foods, Inc.
7,039 159,222
Freshpet, Inc. *
156 23,876
General Mills, Inc.
2,917 193,280
Grocery Outlet Holding Corp. *
6,001 126,021
Hershey Co.
370 65,168
Hormel Foods Corp.
1,719 55,747
Ingredion, Inc.
4,309 634,888
J M Smucker Co.
446 52,534
Kellanova
3,970 322,721
Kenvue, Inc.
4,895 117,872
Keurig Dr Pepper, Inc.
3,346 109,247
Kimberly-Clark Corp.
2,668 371,786
Kraft Heinz Co.
5,869 187,632
Kroger Co.
17,194 1,050,210
Lamb Weston Holdings, Inc.
339 26,184
McCormick & Co., Inc.
512 40,146
Molson Coors Beverage Co.,
Class B
3,016 187,173
Mondelez International, Inc.,
Class A
2,652 172,247
Monster Beverage Corp. *
1,427 78,671
PepsiCo, Inc.
523 85,484
Philip Morris International, Inc.
2,062 274,370
Pilgrim's Pride Corp. *
1,901 98,111
Post Holdings, Inc. *
1,996 240,478
Procter & Gamble Co.
418 74,931
Reynolds Consumer Products,
Inc.
2,067 57,235
Seaboard Corp.
4 10,456
Spectrum Brands Holdings, Inc.
548 50,389
Sysco Corp.
5,120 394,803
Target Corp.
1,946 257,475

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
The Campbell's Company
3,812 176,114
Tyson Foods, Inc., Class A
8,471 546,380
US Foods Holding Corp. *
1,955 136,400
Walmart, Inc.
1,219 112,758
(Cost $11,970,987)
13,635,047
Energy — 2.6%
Antero Midstream Corp.
2,482 39,638
Baker Hughes Co.
7,283 320,088
Cheniere Energy, Inc.
499 111,781
Chevron Corp.
614 99,425
Civitas Resources, Inc.
259 13,437
ConocoPhillips
2,873 311,261
Coterra Energy, Inc.
13,985 373,679
Devon Energy Corp.
1,494 56,697
Diamondback Energy, Inc.
447 79,383
DT Midstream, Inc.
3,474 368,661
EOG Resources, Inc.
2,513 334,882
Expand Energy Corp.
3,661 362,293
Exxon Mobil Corp.
620 73,135
Halliburton Co.
987 31,446
Hess Corp.
368 54,162
HF Sinclair Corp.
3,933 160,978
Kinder Morgan, Inc.
8,711 246,260
Marathon Petroleum Corp.
1,912 298,559
NOV, Inc.
1,662 26,625
Occidental Petroleum Corp.
464 23,469
Phillips 66
1,675 224,416
Schlumberger NV
1,790 78,653
TechnipFMC PLC
2,092 65,626
Texas Pacific Land Corp.
139 222,413
Valero Energy Corp.
2,339 325,308
Viper Energy, Inc., Class A
775 41,935
Weatherford International PLC
845 69,543
Williams Cos., Inc.
7,802 456,573
(Cost $4,032,855)
4,870,326
Financials — 16.5%
Affiliated Managers Group, Inc.
2,083 390,646
Aflac, Inc.
4,280 487,920
Allstate Corp.
624 129,411
Ally Financial, Inc.
1,224 48,935
American Express Co.
580 176,714
American Financial Group, Inc.
1,297 190,477
American International Group,
Inc.
1,400 107,632
Ameriprise Financial, Inc.
409 234,754
Aon PLC, Class A
531 207,908
Apollo Global Management, Inc.
1,506 263,595
Arch Capital Group Ltd.
16,791 1,691,189
Ares Management Corp., Class
A
504 89,072
Arthur J Gallagher & Co.
344 107,411
Number
of Shares Value $
Assurant, Inc.
1,155 262,300
Assured Guaranty Ltd.
2,794 260,624
Axis Capital Holdings Ltd.
1,867 173,706
Bank of America Corp.
964 45,800
Bank of New York Mellon Corp.
3,414 279,504
Bank OZK
2,564 128,123
Berkshire Hathaway, Inc., Class
B *
444 214,461
Blackrock, Inc.
199 203,537
Blackstone, Inc.
945 180,580
Blue Owl Capital, Inc.
1,534 36,402
BOK Financial Corp.
130 15,453
Brown & Brown, Inc.
4,221 477,395
Capital One Financial Corp.
1,778 341,394
Cboe Global Markets, Inc.
4,680 1,010,178
Charles Schwab Corp.
859 71,091
Chubb Ltd.
1,949 562,735
Cincinnati Financial Corp.
6,241 997,499
Citigroup, Inc.
442 31,325
Citizens Financial Group, Inc.
2,877 138,499
CME Group, Inc.
457 108,766
CNA Financial Corp.
315 15,889
Columbia Banking System, Inc.
1,834 56,872
Comerica, Inc.
1,068 77,163
Commerce Bancshares, Inc.
1,169 86,214
Corebridge Financial, Inc.
2,757 89,244
Corpay, Inc. *
1,092 416,249
Credit Acceptance Corp. *
69 34,341
Cullen/Frost Bankers, Inc.
244 34,311
Discover Financial Services
892 162,728
East West Bancorp, Inc.
1,979 217,057
Equitable Holdings, Inc.
1,816 87,586
Euronet Worldwide, Inc. *
911 95,773
Evercore, Inc., Class A
1,546 476,013
Everest Group Ltd.
2,294 889,063
FactSet Research Systems, Inc.
847 415,597
Fidelity National Financial, Inc.
3,385 214,575
Fidelity National Information
Services, Inc.
583 49,730
Fifth Third Bancorp
3,866 185,800
First American Financial Corp.
485 34,023
First Citizens BancShares, Inc.,
Class A
233 534,735
First Hawaiian, Inc.
1,428 39,427
First Horizon Corp.
4,338 91,662
Fiserv, Inc. *
1,255 277,305
FNB Corp.
3,782 64,861
Franklin Resources, Inc.
1,526 34,732
Global Payments, Inc.
862 102,543
Globe Life, Inc.
3,677 409,029
Goldman Sachs Group, Inc.
59 35,906
Hanover Insurance Group, Inc.
237 39,107

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Hartford Financial Services
Group, Inc.
5,702 703,114
Houlihan Lokey, Inc.
2,968 561,219
Huntington Bancshares, Inc.
10,533 189,699
Interactive Brokers Group, Inc.,
Class A
1,423 271,921
Intercontinental Exchange, Inc.
541 87,079
Invesco Ltd.
557 10,076
Jack Henry & Associates, Inc.
818 144,115
Janus Henderson Group PLC
6,926 313,609
Jefferies Financial Group, Inc.
253 20,022
JPMorgan Chase & Co.
112 27,969
KeyCorp
5,935 115,614
Kinsale Capital Group, Inc.
1,157 588,265
KKR & Co., Inc.
376 61,239
Loews Corp.
3,920 339,982
LPL Financial Holdings, Inc.
1,614 524,792
M&T Bank Corp.
1,273 280,047
Markel Group, Inc. *
459 818,360
MarketAxess Holdings, Inc.
214 55,360
Marsh & McLennan Cos., Inc.
1,855 432,642
Mastercard, Inc., Class A
85 45,300
MetLife, Inc.
1,935 170,725
MGIC Investment Corp.
17,626 462,859
Moody's Corp.
711 355,486
Morningstar, Inc.
236 83,579
MSCI, Inc.
422 257,264
Nasdaq, Inc.
2,485 206,230
Northern Trust Corp.
1,142 126,945
NU Holdings Ltd., Class A *
1,281 16,051
Old Republic International Corp.
8,138 317,138
OneMain Holdings, Inc.
684 39,227
PayPal Holdings, Inc. *
3,080 267,252
Pinnacle Financial Partners, Inc.
894 113,636
PNC Financial Services Group,
Inc.
1,070 229,750
Popular, Inc.
731 72,632
Primerica, Inc.
1,068 323,337
Principal Financial Group, Inc.
800 69,672
Progressive Corp.
2,433 654,185
Prosperity Bancshares, Inc.
547 45,800
Prudential Financial, Inc.
1,281 165,774
Raymond James Financial, Inc.
364 61,618
Regions Financial Corp.
6,183 168,549
Reinsurance Group of America,
Inc.
973 222,233
RenaissanceRe Holdings Ltd.
3,407 974,913
Rithm Capital Corp. REIT
8,487 95,479
RLI Corp.
1,431 251,713
Ryan Specialty Holdings, Inc.
468 35,287
S&P Global, Inc.
188 98,232
SEI Investments Co.
4,314 356,466
Number
of Shares Value $
SLM Corp.
2,356 64,507
Starwood Property Trust, Inc.
REIT
1,405 28,620
State Street Corp.
865 85,211
Stifel Financial Corp.
1,061 122,864
Synchrony Financial
8,513 574,798
Synovus Financial Corp.
1,204 68,712
T. Rowe Price Group, Inc.
2,715 336,226
Toast, Inc., Class A *
632 27,517
TPG, Inc.
993 69,470
Tradeweb Markets, Inc., Class A
2,390 323,845
Travelers Cos., Inc.
1,870 497,495
Truist Financial Corp.
1,246 59,409
Unum Group
2,912 223,933
US Bancorp
3,288 175,218
Virtu Financial, Inc., Class A
2,142 79,918
Visa, Inc., Class A
199 62,701
Voya Financial, Inc.
637 52,871
W.R. Berkley Corp.
9,430 608,706
Webster Financial Corp.
1,379 85,195
Wells Fargo & Co.
1,494 113,798
Western Alliance Bancorp
124 11,608
Western Union Co.
22,182 244,224
WEX, Inc. *
392 73,955
White Mountains Insurance
Group Ltd.
13 26,130
Willis Towers Watson PLC
534 171,948
Wintrust Financial Corp.
571 78,804
Zions Bancorp NA
1,561 94,472
(Cost $22,524,110)
31,127,182
Health Care — 10.4%
Abbott Laboratories
662 78,626
AbbVie, Inc.
863 157,869
Acadia Healthcare Co., Inc. *
311 12,636
Agilent Technologies, Inc.
3,479 479,998
Align Technology, Inc. *
207 48,183
Amedisys, Inc. *
468 42,780
Amgen, Inc.
522 147,658
Avantor, Inc. *
4,826 101,636
Azenta, Inc. *
144 6,654
Baxter International, Inc.
1,887 63,611
Becton Dickinson & Co.
302 67,014
BioMarin Pharmaceutical, Inc. *
172 11,357
Bio-Techne Corp.
764 57,575
Boston Scientific Corp. *
1,684 152,671
Bristol-Myers Squibb Co.
1,792 106,122
Bruker Corp.
1,058 61,311
Cardinal Health, Inc.
14,233 1,739,842
Catalent, Inc. *
155 9,472
Cencora, Inc.
4,861 1,222,785
Centene Corp. *
15,546 932,760

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Charles River Laboratories
International, Inc. *
308 61,310
Chemed Corp.
295 168,855
Cigna Group
1,905 643,509
Cooper Cos., Inc. *
668 69,779
CVS Health Corp.
8,065 482,690
Danaher Corp.
242 58,005
DaVita, Inc. *
3,084 512,468
DENTSPLY SIRONA, Inc.
614 12,065
Dexcom, Inc. *
325 25,347
Edwards Lifesciences Corp. *
1,070 76,344
Elevance Health, Inc.
1,062 432,191
Eli Lilly & Co.
21 16,702
Encompass Health Corp.
3,588 369,349
Exelixis, Inc. *
10,036 365,913
Fortrea Holdings, Inc. *
3,233 68,055
GE HealthCare Technologies,
Inc.
5,449 453,466
Gilead Sciences, Inc.
3,309 306,347
HCA Healthcare, Inc.
488 159,683
Henry Schein, Inc. *
312 24,040
Hologic, Inc. *
763 60,658
Humana, Inc.
2,755 816,527
IDEXX Laboratories, Inc. *
274 115,559
Incyte Corp. *
838 62,506
Intuitive Surgical, Inc. *
234 126,828
IQVIA Holdings, Inc. *
454 91,181
Jazz Pharmaceuticals PLC *
1,045 127,062
Johnson & Johnson
587 90,991
Labcorp Holdings, Inc.
1,577 380,309
Masimo Corp. *
244 42,100
McKesson Corp.
3,515 2,209,177
Medpace Holdings, Inc. *
488 166,227
Medtronic PLC
1,304 112,848
Merck & Co., Inc.
497 50,515
Mettler-Toledo International,
Inc. *
86 107,603
Molina Healthcare, Inc. *
1,908 568,393
Neurocrine Biosciences, Inc. *
1,785 226,249
Organon & Co.
4,187 66,448
Perrigo Co. PLC
2,590 73,919
Premier, Inc., Class A
1,614 36,961
QIAGEN NV *
1,278 55,504
Quest Diagnostics, Inc.
1,794 291,812
Regeneron Pharmaceuticals,
Inc. *
368 276,081
Repligen Corp. *
132 19,871
ResMed, Inc.
559 139,202
Revvity, Inc.
255 29,616
Royalty Pharma PLC, Class A
3,026 80,673
Solventum Corp. *
9,084 649,597
STERIS PLC
619 135,598
Number
of Shares Value $
Stryker Corp.
331 129,802
Teleflex, Inc.
196 37,799
Tenet Healthcare Corp. *
216 30,819
Thermo Fisher Scientific, Inc.
104 55,082
United Therapeutics Corp. *
1,984 735,052
UnitedHealth Group, Inc.
184 112,277
Universal Health Services, Inc.,
Class B
1,795 367,975
Veeva Systems, Inc., Class A *
648 147,647
Vertex Pharmaceuticals, Inc. *
559 261,685
Viatris, Inc.
29,398 384,820
Waters Corp. *
102 39,241
West Pharmaceutical Services,
Inc.
737 240,026
Zimmer Biomet Holdings, Inc.
467 52,351
Zoetis, Inc.
536 93,934
(Cost $16,872,895)
19,705,203
Industrials — 19.3%
3M Co.
957 127,788
A O Smith Corp.
4,559 339,600
AAON, Inc.
2,011 274,180
Acuity Brands, Inc.
1,338 429,083
Advanced Drainage Systems,
Inc.
628 84,962
AECOM
1,509 176,508
AGCO Corp.
531 53,743
Alaska Air Group, Inc. *
1,995 104,937
Allegion PLC
1,297 182,669
Allison Transmission Holdings,
Inc.
5,758 682,323
Amentum Holdings, Inc. *
2,958 72,027
American Airlines Group, Inc. *
696 10,106
AMETEK, Inc.
839 163,085
API Group Corp. *
1,549 58,521
Armstrong World Industries, Inc.
1,674 267,555
Automatic Data Processing, Inc.
644 197,663
Axon Enterprise, Inc. *
91 58,873
AZEK Co., Inc. *
1,714 91,048
Booz Allen Hamilton Holding
Corp.
1,848 273,837
Broadridge Financial Solutions,
Inc.
2,371 559,603
Builders FirstSource, Inc. *
957 178,452
BWX Technologies, Inc.
1,756 229,773
C.H. Robinson Worldwide, Inc.
400 42,232
CACI International, Inc., Class
A *
1,087 499,890
Carlisle Cos., Inc.
944 431,125
Carrier Global Corp.
3,873 299,654
Caterpillar, Inc.
925 375,652
Cintas Corp.
1,209 272,980
Clarivate PLC *
2,095 12,004
Clean Harbors, Inc. *
817 212,494

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
CNH Industrial NV
3,028 38,032
Comfort Systems USA, Inc.
977 481,925
Copart, Inc. *
4,553 288,615
Core & Main, Inc., Class A *
10,884 528,418
Crane Co.
1,577 287,140
CSX Corp.
4,424 161,697
Cummins, Inc.
2,644 991,606
Curtiss-Wright Corp.
953 356,069
Dayforce, Inc. *
299 23,917
Deere & Co.
449 209,189
Delta Air Lines, Inc.
7,987 509,730
Donaldson Co., Inc.
3,596 280,668
Dover Corp.
1,268 261,081
Dun & Bradstreet Holdings, Inc.
1,474 18,720
Eaton Corp. PLC
523 196,345
EMCOR Group, Inc.
1,693 863,633
Emerson Electric Co.
206 27,316
Equifax, Inc.
312 81,607
Esab Corp.
1,241 160,188
Everus Construction Group, Inc.
* (a)
1,487 94,662
Expeditors International of
Washington, Inc.
1,731 210,559
Fastenal Co.
6,953 580,993
FedEx Corp.
1,330 402,551
Ferguson Enterprises, Inc.
5,283 1,140,758
Flowserve Corp.
3,055 186,416
Fortive Corp.
2,055 163,023
Fortune Brands Innovations, Inc.
1,309 102,495
FTI Consulting, Inc. *
377 76,350
Gates Industrial Corp. PLC *
5,459 120,971
GE Aerospace
989 180,156
GE Vernova, Inc. *
853 285,004
Generac Holdings, Inc. *
299 56,272
General Dynamics Corp.
1,327 376,881
Genpact Ltd.
1,550 71,548
Graco, Inc.
1,621 147,641
GXO Logistics, Inc. *
449 27,313
Hayward Holdings, Inc. *
512 8,274
HEICO Corp.
42 11,482
HEICO Corp., Class A
93 19,635
Hexcel Corp.
840 53,248
Honeywell International, Inc.
386 89,911
Howmet Aerospace, Inc.
1,761 208,467
Hubbell, Inc.
445 204,740
Huntington Ingalls Industries,
Inc.
1,563 309,349
IDEX Corp.
677 156,137
Illinois Tool Works, Inc.
747 207,307
Ingersoll Rand, Inc.
2,883 300,322
ITT, Inc.
2,987 466,330
Jacobs Solutions, Inc.
2,958 417,758
Number
of Shares Value $
JB Hunt Transport Services, Inc.
771 145,804
Johnson Controls International
PLC
2,915 244,452
KBR, Inc.
794 48,299
Kirby Corp. *
1,596 201,910
Knight-Swift Transportation
Holdings, Inc.
503 29,858
L3Harris Technologies, Inc.
461 113,521
Landstar System, Inc.
620 115,270
Leidos Holdings, Inc.
7,282 1,204,443
Lennox International, Inc.
606 404,281
Lincoln Electric Holdings, Inc.
1,378 301,065
Lockheed Martin Corp.
374 197,999
ManpowerGroup, Inc.
1,078 69,391
Masco Corp.
6,083 490,046
MasTec, Inc. *
735 105,884
Middleby Corp. *
161 23,086
MSA Safety, Inc.
239 41,541
MSC Industrial Direct Co., Inc.,
Class A
1,279 109,841
Nordson Corp.
320 83,517
Norfolk Southern Corp.
394 108,685
Northrop Grumman Corp.
268 131,226
nVent Electric PLC
1,695 132,735
Old Dominion Freight Line, Inc.
1,523 342,888
Oshkosh Corp.
3,139 356,622
Otis Worldwide Corp.
2,311 237,987
Owens Corning
3,432 705,688
PACCAR, Inc.
7,367 861,939
Parker-Hannifin Corp.
73 51,312
Parsons Corp. *
3,002 287,922
Paychex, Inc.
2,506 366,553
Paycom Software, Inc.
1,632 378,493
Paylocity Holding Corp. *
203 42,131
Pentair PLC
2,816 306,916
Quanta Services, Inc.
991 341,419
RBC Bearings, Inc. *
242 81,097
Regal Rexnord Corp.
226 39,032
Republic Services, Inc.
1,867 407,566
Robert Half, Inc.
2,323 173,319
Rockwell Automation, Inc.
865 255,296
Rollins, Inc.
5,513 277,469
RTX Corp.
1,006 122,561
Ryder System, Inc.
1,658 279,937
Saia, Inc. *
344 195,764
Schneider National, Inc., Class B
604 20,300
Science Applications
International Corp.
3,329 413,628
Sensata Technologies Holding
PLC
582 18,705
Simpson Manufacturing Co., Inc.
1,816 342,134
SiteOne Landscape Supply,
Inc. *
603 92,410

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Snap-on, Inc.
1,783 659,157
Southwest Airlines Co.
9,992 323,341
SS&C Technologies Holdings,
Inc.
2,436 188,400
Stanley Black & Decker, Inc.
483 43,204
Tetra Tech, Inc.
3,240 134,492
Textron, Inc.
3,684 315,461
Timken Co.
956 74,042
Toro Co.
710 61,827
Trane Technologies PLC
1,035 430,788
TransDigm Group, Inc.
27 33,830
TransUnion
589 59,784
Trex Co., Inc. *
1,348 101,140
Uber Technologies, Inc. *
231 16,623
U-Haul Holding Co.
2,464 153,852
U-Haul Holding Co. *
269 19,010
Union Pacific Corp.
354 86,610
United Airlines Holdings, Inc. *
171 16,558
United Parcel Service, Inc.,
Class B
774 105,047
United Rentals, Inc.
443 383,638
Valmont Industries, Inc.
138 48,005
Veralto Corp.
1,203 130,153
Verisk Analytics, Inc.
722 212,420
Vertiv Holdings Co., Class A
689 87,916
Vestis Corp.
8,042 129,315
W.W. Grainger, Inc.
515 620,750
Waste Management, Inc.
1,867 426,087
Watsco, Inc.
649 357,988
WESCO International, Inc.
256 54,162
Westinghouse Air Brake
Technologies Corp.
1,627 326,409
WillScot Holdings Corp. *
760 29,062
Woodward, Inc.
730 131,634
XPO, Inc. *
207 31,549
Xylem, Inc.
52 6,591
(Cost $25,672,081)
36,305,603
Information Technology
— 13.3%
Accenture PLC, Class A
380 137,701
Adobe, Inc. *
553 285,309
Advanced Micro Devices, Inc. *
130 17,833
Akamai Technologies, Inc. *
3,972 373,447
Amdocs Ltd.
3,607 312,799
Amkor Technology, Inc.
3,694 97,669
Amphenol Corp., Class A
8,542 620,576
Analog Devices, Inc.
1,324 288,698
ANSYS, Inc. *
255 89,531
Appfolio, Inc., Class A *
68 17,255
Apple, Inc.
844 200,307
Applied Materials, Inc.
2,050 358,156
AppLovin Corp., Class A *
201 67,687
Number
of Shares Value $
Arista Networks, Inc. *
757 307,206
Arrow Electronics, Inc. *
509 61,161
Aspen Technology, Inc. *
371 92,750
Astera Labs, Inc. *
294 30,356
Atlassian Corp., Class A *
310 81,710
Autodesk, Inc. *
1,074 313,501
Avnet, Inc.
54 2,954
Bentley Systems, Inc., Class B
437 21,632
Broadcom, Inc.
431 69,856
Cadence Design Systems, Inc. *
1,289 395,478
CCC Intelligent Solutions
Holdings, Inc. *
2,198 27,695
CDW Corp.
1,527 268,645
Ciena Corp. *
2,635 183,712
Cirrus Logic, Inc. *
3,050 318,573
Cisco Systems, Inc.
4,451 263,544
Cognex Corp.
240 9,595
Cognizant Technology Solutions
Corp., Class A
12,977 1,044,519
Corning, Inc.
2,694 131,117
Crane NXT Co.
907 56,851
Crowdstrike Holdings, Inc., Class
A *
182 62,967
Datadog, Inc., Class A *
149 22,760
Dell Technologies, Inc., Class C
2,338 298,305
DocuSign, Inc. *
524 41,758
Dolby Laboratories, Inc., Class A
2,451 191,962
DoubleVerify Holdings, Inc. *
1,213 24,660
Dropbox, Inc., Class A *
16,293 450,664
DXC Technology Co. *
1,859 41,828
Dynatrace, Inc. *
957 53,774
Entegris, Inc.
667 70,455
EPAM Systems, Inc. *
916 223,431
F5, Inc. *
3,598 900,759
Fair Isaac Corp. *
124 294,504
First Solar, Inc. *
149 29,691
Fortinet, Inc. *
8,443 802,507
Gartner, Inc. *
1,153 597,173
Gen Digital, Inc.
16,288 502,485
GLOBALFOUNDRIES, Inc. *
84 3,633
Globant SA *
302 68,784
GoDaddy, Inc., Class A *
6,391 1,262,670
Guidewire Software, Inc. *
657 133,299
Hewlett Packard Enterprise Co.
22,299 473,185
HP, Inc.
8,574 303,777
HubSpot, Inc. *
65 46,868
Informatica, Inc., Class A *
543 14,400
Intel Corp.
1,199 28,836
International Business Machines
Corp.
2,725 619,692
Intuit, Inc.
654 419,691
IPG Photonics Corp. *
441 34,416

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Jabil, Inc.
7,712 1,047,521
Juniper Networks, Inc.
3,372 121,122
Keysight Technologies, Inc. *
2,232 381,315
KLA Corp.
812 525,388
Kyndryl Holdings, Inc. *
1,183 41,062
Lam Research Corp.
5,696 420,820
Lattice Semiconductor Corp. *
2,076 117,813
Littelfuse, Inc.
187 46,127
Lumentum Holdings, Inc. *
330 28,700
MACOM Technology Solutions
Holdings, Inc. *
704 93,505
Manhattan Associates, Inc. *
1,204 343,670
Marvell Technology, Inc.
605 56,077
Microchip Technology, Inc.
2,622 178,742
Microsoft Corp.
813 344,273
MKS Instruments, Inc.
62 7,046
Monolithic Power Systems, Inc.
362 205,486
Motorola Solutions, Inc.
1,247 623,126
NetApp, Inc.
7,672 940,894
Nutanix, Inc., Class A *
297 19,388
NVIDIA Corp.
992 137,144
Okta, Inc. *
186 14,426
ON Semiconductor Corp. *
209 14,864
Onto Innovation, Inc. *
706 115,911
Oracle Corp.
69 12,754
Palo Alto Networks, Inc. *
557 216,016
Procore Technologies, Inc. *
861 69,913
PTC, Inc. *
528 105,632
Pure Storage, Inc., Class A *
1,833 97,131
Qorvo, Inc. *
2,245 155,017
QUALCOMM, Inc.
1,711 271,245
Roper Technologies, Inc.
386 218,646
Salesforce, Inc.
977 322,400
ServiceNow, Inc. *
351 368,353
Skyworks Solutions, Inc.
6,679 585,014
Smartsheet, Inc., Class A *
379 21,205
Snowflake, Inc., Class A *
83 14,508
Super Micro Computer, Inc. *
252 8,225
Synopsys, Inc. *
841 469,690
TD SYNNEX Corp.
2,766 329,126
Teledyne Technologies, Inc. *
234 113,551
Teradata Corp. *
2,590 80,031
Teradyne, Inc.
1,994 219,340
Texas Instruments, Inc.
838 168,463
Trimble, Inc. *
595 43,417
Tyler Technologies, Inc. *
360 226,501
Universal Display Corp.
689 113,354
VeriSign, Inc. *
436 81,610
Vontier Corp.
3,201 125,671
Workday, Inc., Class A *
905 226,241
Zebra Technologies Corp., Class
A *
56 22,792
Number
of Shares Value $
Zoom Communications, Inc. *
313 25,882
Zscaler, Inc. *
106 21,899
(Cost $20,191,519)
25,124,804
Materials — 5.5%
Air Products and Chemicals, Inc.
671 224,335
Albemarle Corp.
196 21,109
Amcor PLC
15,219 161,930
AptarGroup, Inc.
1,635 282,790
Ashland, Inc.
507 39,576
ATI, Inc. *
441 26,535
Avery Dennison Corp.
1,278 263,204
Axalta Coating Systems Ltd. *
1,791 72,464
Ball Corp.
2,216 137,747
Berry Global Group, Inc.
1,117 80,770
Celanese Corp.
4,430 324,320
CF Industries Holdings, Inc.
3,353 300,630
Chemours Co.
730 15,870
Cleveland-Cliffs, Inc. *
1,413 17,592
Corteva, Inc.
1,817 113,090
CRH PLC
7,902 808,138
Crown Holdings, Inc.
1,403 129,202
Dow, Inc.
2,691 118,969
DuPont de Nemours, Inc.
2,405 201,034
Eagle Materials, Inc.
1,507 465,542
Eastman Chemical Co.
3,206 335,732
Ecolab, Inc.
889 221,157
Element Solutions, Inc.
3,514 100,782
FMC Corp.
172 10,163
Freeport-McMoRan, Inc.
1,608 71,074
Graphic Packaging Holding Co.
4,897 147,351
Huntsman Corp.
1,306 25,571
International Flavors &
Fragrances, Inc.
906 82,772
International Paper Co.
10,297 605,773
Linde PLC
316 145,673
Louisiana-Pacific Corp.
202 23,876
LyondellBasell Industries NV,
Class A
2,164 180,348
Martin Marietta Materials, Inc.
458 274,800
Mosaic Co.
695 18,390
NewMarket Corp.
439 234,233
Nucor Corp.
4,324 668,880
Olin Corp.
1,474 62,778
Packaging Corp. of America
2,128 529,553
PPG Industries, Inc.
749 93,153
Reliance, Inc.
2,081 668,500
Royal Gold, Inc.
1,269 185,604
RPM International, Inc.
2,316 321,414
Scotts Miracle-Gro Co.
614 47,333
Sealed Air Corp.
577 21,118
Sherwin-Williams Co.
794 315,536

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Silgan Holdings, Inc.
1,442 82,958
Sonoco Products Co.
1,641 85,135
Southern Copper Corp.
315 31,610
Steel Dynamics, Inc.
4,310 626,114
United States Steel Corp.
654 26,664
Vulcan Materials Co.
797 229,640
Westlake Corp.
618 79,351
(Cost $8,120,958)
10,357,883
Real Estate — 2.7%
Agree Realty Corp. REIT
271 20,813
Alexandria Real Estate Equities,
Inc. REIT
241 26,565
American Homes 4 Rent, Class
A REIT
1,904 72,904
American Tower Corp. REIT
129 26,961
AvalonBay Communities, Inc.
REIT
773 181,926
Brixmor Property Group, Inc.
REIT
2,181 65,583
BXP, Inc. REIT
595 48,784
Camden Property Trust REIT
708 89,066
CBRE Group, Inc., Class A *
3,236 453,008
CoStar Group, Inc. *
502 40,833
Cousins Properties, Inc. REIT
748 23,742
Crown Castle, Inc. REIT
684 72,675
CubeSmart REIT
3,905 193,532
Digital Realty Trust, Inc. REIT
826 161,640
EastGroup Properties, Inc. REIT
316 54,418
Equinix, Inc. REIT
47 46,130
Equity LifeStyle Properties, Inc.
REIT
1,133 80,817
Equity Residential REIT
1,952 149,640
Essex Property Trust, Inc. REIT
451 140,017
Extra Space Storage, Inc. REIT
745 127,365
Federal Realty Investment Trust
REIT
473 55,175
First Industrial Realty Trust, Inc.
REIT
1,039 55,535
Gaming and Leisure Properties,
Inc. REIT
936 48,307
Healthpeak Properties, Inc. REIT
1,748 38,439
Highwoods Properties, Inc. REIT
1,846 59,921
Host Hotels & Resorts, Inc. REIT
15,866 292,252
Invitation Homes, Inc. REIT
1,941 66,479
Iron Mountain, Inc. REIT
889 109,943
Jones Lang LaSalle, Inc. *
584 163,870
Kilroy Realty Corp. REIT
1,380 57,311
Kimco Realty Corp. REIT
2,346 59,987
Lamar Advertising Co., Class
A REIT
2,377 318,566
Mid-America Apartment
Communities, Inc. REIT
534 87,661
National Storage Affiliates Trust
REIT
1,461 65,891
Number
of Shares Value $
NNN REIT, Inc. REIT
2,125 93,458
Omega Healthcare Investors,
Inc. REIT
439 17,828
Prologis, Inc. REIT
326 38,070
Public Storage REIT
1,036 360,580
Rayonier, Inc. REIT
1,072 34,165
Realty Income Corp. REIT
396 22,924
Regency Centers Corp. REIT
761 57,524
Rexford Industrial Realty, Inc.
REIT
350 14,728
SBA Communications Corp.
REIT
393 88,916
Simon Property Group, Inc. REIT
1,239 227,480
STAG Industrial, Inc. REIT
1,212 44,589
UDR, Inc. REIT
1,569 71,954
VICI Properties, Inc. REIT
5,554 181,116
Vornado Realty Trust REIT
695 29,920
Welltower, Inc. REIT
137 18,931
Weyerhaeuser Co. REIT
3,923 126,556
WP Carey, Inc. REIT
1,663 94,891
(Cost $4,077,077)
5,079,386
Utilities — 6.3%
AES Corp.
7,161 93,379
Alliant Energy Corp.
2,629 166,153
Ameren Corp.
1,826 172,356
American Electric Power Co.,
Inc.
3,987 398,142
American Water Works Co., Inc.
588 80,521
Atmos Energy Corp.
3,754 568,055
Avangrid, Inc.
442 15,956
Brookfield Renewable Corp.,
Class A
763 24,355
CenterPoint Energy, Inc.
10,185 332,235
Clearway Energy, Inc., Class C
635 18,726
CMS Energy Corp.
4,422 308,258
Consolidated Edison, Inc.
3,461 348,142
Constellation Energy Corp.
71 18,216
Dominion Energy, Inc.
5,266 309,378
DTE Energy Co.
1,623 204,141
Duke Energy Corp.
3,209 375,613
Edison International
4,297 377,062
Entergy Corp.
5,454 851,751
Essential Utilities, Inc.
2,406 96,312
Evergy, Inc.
3,414 220,647
Eversource Energy
1,052 67,844
Exelon Corp.
6,449 255,122
FirstEnergy Corp.
5,181 220,452
IDACORP, Inc.
667 79,020
MDU Resources Group, Inc.
5,952 119,278
National Fuel Gas Co.
5,443 348,189
NextEra Energy, Inc.
1,604 126,187
NiSource, Inc.
9,753 371,492

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:
Number
of Shares Value $
NRG Energy, Inc.
6,378 648,069
OGE Energy Corp.
6,092 267,804
PG&E Corp.
4,161 90,002
Pinnacle West Capital Corp.
1,942 181,965
PPL Corp.
10,011 349,684
Public Service Enterprise Group,
Inc.
8,221 775,240
Sempra
4,763 446,150
Southern Co.
3,148 280,581
UGI Corp.
941 28,578
Vistra Corp.
10,187 1,628,290
WEC Energy Group, Inc.
2,385 241,004
Xcel Energy, Inc.
4,589 332,978
(Cost $8,873,728)
11,837,327
TOTAL COMMON STOCKS
(Cost $144,202,208)
186,616,712
EXCHANGE-TRADED FUNDS
— 0.3%
iShares Russell 1000 ETF
1,000 332,530
Vanguard S&P 500 ETF
293 162,161
(Cost $399,901)
494,691
Number
of Shares Value $
SECURITIES LENDING
COLLATERAL — 0.1%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.53%
(b)(c)
(Cost $79,200)
79,200 79,200
CASH EQUIVALENTS — 0.6%
DWS Government Money Market
Series "Institutional Shares",
4.59% (b)
(Cost $1,137,746)
1,137,746 1,137,746
TOTAL INVESTMENTS — 99.9%
(Cost $145,819,055)
188,328,349
Other assets and liabilities,
net — 0.1%
263,182
NET ASSETS — 100.0%
188,591,531
 * (a)
Value ($) at
8/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2024
Value ($) at
11/30/2024
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.53% (b)(c)
285,484 — (206,284) (d) — — 331 — 79,200 79,200
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series "Institutional Shares", 4.59% (b)
911,119 957,939 (731,312) — — 11,829 — 1,137,746 1,137,746
1,196,603 957,939 (937,596) — — 12,160 — 1,216,946 1,216,946
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $77,592, which is 0.0% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2024.
REIT: Real Estate Investment Trust

DBX ETF Trust | 11
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
November 30, 2024 (Unaudited)
At November 30, 2024, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEUS-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ ) †
Micro E-Mini S&P 500 Futures
USD 17 484,460 514,378 12/20/2024 29,918
Micro E-mini S&P MidCap 400 Index Futures
USD 27 858,049 912,006 12/20/2024 53,957
Total unrealized appreciation
83,875
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
November 30, 2024.
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 186,616,712 $ — $ — $ 186,616,712
Exchange-Traded Funds
494,691 — — 494,691
Short-Term Investments (a)
1,216,946 — — 1,216,946
Derivatives (b)
Futures Contracts
83,875 — — 83,875
TOTAL
$ 188,412,224 $ — $ — $ 188,412,224
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.